Annual Total Returns (Bar Chart) (Invesco Moderate Growth Allocation Fund, Class A, Invesco Moderate Growth Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Moderate Growth Allocation Fund | Class A, Invesco Moderate Growth Allocation Fund
Annual Total Returns
'06	14.92%
'07	7.19%
'08	(36.71%)
'09	30.53%
'10	12.89%